Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses carryforwards	$ 15,365,786	$ 15,107,318
Depreciation and amortization	86,843	128,896
Impairment loss on assets	537,830	537,830
Total Deferred tax asset	15,990,459	15,774,044
Valuation allowance	(15,990,459)	(15,774,044)	$ (17,407,156)	$ (15,705,088)
Deferred tax asset, net of valuation allowance